Share capital and premium (Details) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares		Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 R / shares	Dec. 31, 2021 R / shares	Jun. 30, 2021 R / shares
Issued and fully paid:
Share capital	$ 17	$ 17		$ 17
Share Premium [Abstract]
Balance at beginning of period	7,206	7,250		7,250
Ordinary shares issued	14	7		9
Preference shares redeemed				(53)
Balance at end of period	7,220	7,257		7,206
Less held Within The Group [Abstract]
Redeemable preference shares		53
Share Premium, net of treasury shares	7,220	7,204		7,206
Share capital and premium	$ 7,237	$ 7,221	[1]	$ 7,223 [1]
Ordinary shares
Authorised:
Number of shares authorised (in shares) | shares	600,000,000	600,000,000		600,000,000
Issued and fully paid:
Number of shares issued and fully paid (in shares) | shares	418,375,210	417,501,452		417,345,340
Authorised
Issued and fully paid:
Share capital	$ 23	$ 23		$ 23
Authorised | Ordinary shares
Authorised:
Par value per share (USD per share) | R / shares					R 0.25	R 0.25	R 0.25
Issued and fully paid:
Par value per share (USD per share) | R / shares					0.25	R 0.25	R 0.25
Share capital	23	23		23
Issued and fully paid: | Ordinary shares
Authorised:
Par value per share (USD per share) | R / shares					0.25
Issued and fully paid:
Par value per share (USD per share) | R / shares					R 0.25
Share capital	$ 17	$ 17		$ 17

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.